Notes Payable (Details) - USD ($)			1 Months Ended			3 Months Ended	12 Months Ended
	Feb. 01, 2018	Nov. 07, 2017	Sep. 27, 2019	Aug. 28, 2019	Oct. 25, 2018	Mar. 31, 2020	Dec. 31, 2019
Notes Payable (Textual)
Notes payable		$ 75,000
Debt instrument accrued interest percentage		6.00%			8.00%
Debt conversion price		10.00%
Note due date		Jan. 31, 2018			Oct. 25, 2019
Gross proceeds		$ 925,000
Convertible into common stock					$ 261,665
Warrants to purchase of common stock shares							5,072,812
Convertible of principal amount					$ 50,000
Common stock price					$ 0.20
Convertible note, description				The Company had received $1,497,000 in funds from the note. Pursuant to the Note, the Holder has the right to convert all or part of the Note to shares of common stock of the Company at a price equivalent to a value of $0.50 per share of common stock on an as-converted basis. As additional consideration, the Company issued to the Holder a three-year warrant to purchase 4,500,000 shares of the Company's common stock at an exercise price of $0.05. The company also recognized a derivative liability in connection with the note valued at $306,762 as of December 31, 2019.		The Company recognized a $810,518 loss on the extinguishment of debt for the old note. The loss is due to $1,497,000 from the extinguishment of the note, $311,360 from the extinguishment of the derivative offset by $499,505 from the extinguishment of the debt discount and $2,119,373 from the recognition of the new note. The Company recognized a debt discount on the new note of $528,603 at the date of issuance. The Company recognized $83,464 in amortization on the debt discount during the three months ended March 31, 2020, leaving a remaining debt discount of $445,139 at March 31, 2020.	In March 2019, the Company entered into a debt cancellation agreement with the lender pursuant to which the Company agreed to issue to the lender 375,000 shares of the Company's common stock and a three year warrant to purchase 25,000 shares of the Company's common stock at an exercise price of $0.20. The Company recorded a loss on extinguishment of debt of $225 related to the cancellation.
Owner of stock, percentage						51.00%	0.51%
Holder [Membe]
Notes Payable (Textual)
Convertible note, description				The Company issued a senior convertible note ("Note") to M2 Equity Partners ("Holder"), pursuant to which the Holder agreed to advance the Company $1,000,000 in three equal installments, with the final installment advanced on October 30, 2019. The Note matures on August 28, 2020 and is the senior obligation of the Company. The Note's principal balance of $1,000,000 bears interest at a rate of 10% per annum and interest payments are payable on a monthly basis. The funds from this loan were distributed in three parts with $333,333 being issued on August 30, 2019, September 30, 2019 and October 30, 2019. An additional $497,000 was received in excess of the original note as of December 31, 2019. These amounts were subject to the same terms as the original note. An additional $1,140,000 was received in excess of the original note during the first quarter of 2020. The principal of the note was amended on January 31, 2020 to be $2,637,000. This amendment also changed the maturity date of the note to February 14, 2021. As of March 31, 2020, the Company had received $2,637,000 in funds from the note.		The Company had received $2,637,000 in funds from the note. Pursuant to the Note, the Holder has the right to convert all or part of the Note to shares of common stock of the Company at a price equivalent to a value of $0.50 per share of common stock on an as-converted basis. As additional consideration for entering into the exchange, the Company issued to the Holder a three-year warrant to purchase 4,500,000 shares of the Company's common stock at an exercise price of $0.05. The Company also recognized a derivative liability in connection with the note valued at $567,335 as of December 31, 2019 and $558,160 as of March 31, 2020.
Matthew Atkinson [Member]
Notes Payable (Textual)
Owner of stock, percentage						5.98%
Mr.Brian Hayek [Member]
Notes Payable (Textual)
Description of loan agreement							The Company entered into a loan agreement with the Company’s CFO, Brian Hayek. Pursuant to the Loan Agreement, the Company issued Mr. Hayek a Secured Convertible Note in the principal amount of $188,743 with an interest rate of 10%. As of December 31, 2019, the amount due on this loan was $184,667. The note is convertible into shares of the Company’s equity securities at a price of $.50 per share or preferred stock designated by the parties in an amount equivalent to a value of $.50 per share on an as converted basis. The obligation of the Note is an obligation of the Company other than obligations specifically designated otherwise by the Company. In addition, the Company issued Mr. Hayek warrants to purchase 500,000 shares of the Company’s common stock at an exercise price of $.50 per share which warrants terminate five years after their issuance. As part of this loan the Company recognized the intrinsic value of a beneficial conversion feature leading to a debt discount of $86,632 as of December 31, 2019.
Christian Schenk [Member]
Notes Payable (Textual)
Description of loan agreement							The Company entered into a loan agreement with a Director of the Company, Christian Schenk, pursuant to which Mr. Schenk extended a loan to the Company in the amount of $50,000 with an interest rate of 10%. In connection with this loan, the Company issued Mr. Schenk a secured convertible note. The note is convertible into equity of the Company at a valuation equal to a price of $.50 per share of common stock. The note was funded with the proceeds from $30,000 in accounts payable to Truck That, LLC and a check from Truck That, LLC in the amount of $20,000 (see Note 9). In addition, the Company issued Mr. Schenk warrants to purchase 150,000 shares of the Company’s common stock at an exercise price of $.50 per share which warrants terminate five years after their issuance. As part of this loan the Company recognized the intrinsic value of a beneficial conversion feature leading to a debt discount of $21,415 as of December 31, 2019.
Chris Boudreau [Member]
Notes Payable (Textual)
Description of loan agreement			The Company entered into a settlement agreement with Chris Boudreau, the Company's former Chief Executive Officer, pursuant to which the Company was required to repurchase 12,272,616 shares of the Company's common stock from Mr. Boudreau at a per share purchase price of approximately $0.01, totalling an aggregate purchase price of $122,726 (the "Settlement Agreement"). Pursuant to the Settlement Agreement, the Company was required to to pay Mr. Boudreau in twelve monthly instalments of $10,227 starting October 1, 2019. As of December 31, 2019, the Company is in default on these payments. Additionally, Mr. Boudreau also forfeited options to purchase an aggregate of 1,538,910 shares of the Company's common stock and warrants to purchase an aggregate of 2,000,000 shares of the Company's common stock. Mr. Boudreau also forfeited a $23,726 loan to the Company resulting in a gain on extinguishment of debt.
Convertible Bridge Loan [Member]
Notes Payable (Textual)
Debt instrument accrued interest percentage	6.00%
Gross proceeds	$ 925,000
Convertible into common stock	$ 50,000
Debt conversion, description	The loan bears interest at the rate of 6% annually and is convertible into shares of the Company's common stock at a 10% discount to the equity price per share that is sold and issued in the next Qualified Financing Round completed by the Company.
Warrants to purchase of common stock shares	12,500
Exercise price of warrant	$ 0.50
Warrants term	3 years